Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Schedule of details of property and equipment

	Balance				Balance
	January 1,		Additions/	Foreign	December 31,
	2021	Acquisition	Disposals	exchange	2021
Cost
Furniture and fixtures	268,018	31,842	746	21,227	321,833
Computer and transcription equipment	1,499,729	218,696	78,458	15,888	1,812,771
Buildings – Leasehold Improvements	4,920	38,114	—	17	43,051
	1,772,667	288,652	79,204	37,132	2,177,655
Accumulated depreciation
Furniture and fixtures	219,306	—	13,844	7,461	240,611
Computer and transcription equipment	1,335,406	—	111,884	25,722	1,473,012
Buildings – Leasehold Improvements	2,120	—	938	—	3,058
	1,556,832	—	126,666	33,183	1,716,681
Net book value	$215,835				$460,974

	Balance			Balance
	January 1,	Additions/	Foreign	December 31,
	2020	(Disposals)	exchange	2020
Cost
Furniture and fixtures	253,977	13,971	70	268,018
Computer and transcription equipment	1,298,714	188,327	12,688	1,499,729
Building – Leasehold improvements	4,817	—	103	4,920
	$1,557,508	202,298	12,861	$1,772,667
Accumulated depreciation
Furniture and fixtures	204,713	14,543	50	219,306
Computer and transcription equipment	1,239,819	86,400	9,187	1,335,406
Building – Leasehold improvements	1,389	668	63	2,120
	1,445,921	101,611	9,300	1,556,832
Net book value	$111,587			$215,835